Status of Stock Options Under Plan and 1992 Plan (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SHARES
Exercised	(149,385)	(419,846)	(938,249)
Stock options under the Plan and the 1992 Plan
SHARES
Nonvested stock options outstanding,at beginning of the year	16,407,354
Granted	2,380,933
Exercised	(149,385)
Forfeited, Expired or Cancelled	(1,637,487)
Nonvested stock options outstanding,at the end of the year	17,001,415
Options Exercisable, at the end of year	11,653,068
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE
Beginning Balance	53.78
Granted	51.73
Exercised	38.66
Forfeited, Expired or Cancelled	66.65
Ending Balance	52.39
Options Exercisable, at the end of year	51.80
WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)
Options Outstanding, at the end of year	5.0
Options Exercisable, at the end of year	3.5
AGGREGATE INTRINSIC VALUE
Options Outstanding, at the end of year	9.1
Options Exercisable, at the end of year	9.0